February 26, 2010

ATTORNEYS AT LAW

777 East Wisconsin Avenue, Suite 3800
Milwaukee, Wisconsin  53202-5306
414.271.2400 TEL
414.297.4900 FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
068916-0101

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Leuthold Funds, Inc.
File Nos. 033-96634 and 811-09094

Ladies and Gentlemen:

On behalf of Leuthold Funds, Inc. (the “Company”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post‑Effective Amendment No. 30 to Form N‑1A Registration Statement, including exhibits.

The Company has designated on the facing sheet of Post-Effective Amendment No. 30 that such Post-Effective Amendment become effective 75 days after filing, pursuant to Rule 485(a).  The Company is filing Post-Effective Amendment No. 30 pursuant to Rule 485(a) because the Company is establishing a new series, the Leuthold Global Industries Fund.  The prospectus and statement of additional information for the other portfolios of the Company, included in Post-Effective Amendment No. 29 to the Company’s Registration Statement on Form N-1A, are not changed by the filing of Post-Effective Amendment No. 30 to the Company’s Registration Statement.  The Company has marked the prospectus and statement of additional information of the Leuthold Global Fund with an “r-tag” at the beginning and at the end of the documents.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Attachments

cc:           Roger Peters
Richard L. Teigen

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